Subsequent Events - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [Line Items]
Share repurchases		$ 194	$ 0	$ 194	$ 200
Repurchase Of Shares [Member] | Common Shares [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Share repurchases	$ 200